Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis
Financial liabilities	$ (137,786)	$ (129,050)	$ (115,381)
Financial assets	104,041	96,173	72,671
Fair value, financial liabilities	(136,009)	(132,686)	(121,410)
Fair value, financial assets	104,041	96,173	72,671
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(1,243)	(1,525)	(2,110)
Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(32,184)	(39,256)	(46,239)
Fair value, financial liabilities	(30,391)	(42,888)	(52,246)
Swaps hedging bonds
Sensitivity analysis
Financial liabilities	(3,746)	(1,498)	(1,615)
Financial assets	813	787	3,221
Carrying amount	(2,933)	(711)	1,606
Fair value, financial liabilities	(3,746)	(1,498)	(1,615)
Fair value, financial assets	813	787	3,221
Estimated fair value	(2,933)	(711)	1,606
Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Financial liabilities	(5,328)	(5,073)	(4,674)
Fair value, financial liabilities	(5,344)	(5,077)	(4,696)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	281	31	(73)
Estimated fair value	281	31	(73)
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	(68)	45	(6)
Estimated fair value	$ (68)	45	(6)
Interest rate risk
Sensitivity analysis
Reasonably possible increase in risk assumption (as a percent)	0.10%
Reasonably possible decrease in risk assumption (as a percent)	(0.10%)
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ 18	47	29
Impact on cost of net debt, interest rate decrease	(18)	(47)	(29)
Interest rate risk | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	210	349	440
Change in fair value due to interest rate decrease	(210)	(349)	(440)
Interest rate risk | Swaps hedging bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(9)	(34)	(70)
Change in fair value due to interest rate decrease	9	34	70
Interest rate risk | Current portion of non-current debt after swaps (excluding lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase	3	5	2
Change in fair value due to interest rate decrease	(3)	(5)	(2)
Interest rate risk | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	10	16	18
Change in fair value due to interest rate decrease	$ (10)	$ (16)	$ (18)